Note 13	6 Months Ended
Jun. 30, 2022
Financial Assets At Amortised Cost [Abstract]
Disclosure of financial assets at amortised cost [Text Block]	Financial assets at amortized costBreakdown of the balance
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Financial assets at amortized cost (Millions of Euros)
	Notes	June 2022	December 2021
Debt securities		38,276	34,781
Loans and advances to central banks		6,748	5,681
Loans and advances to credit institutions		13,014	13,276
Loans and advances to customers		350,110	318,939
Government		21,266	19,682
Other financial corporations		12,386	9,804
Non-financial corporations		158,586	140,993
Other		157,872	148,461
Total	7	408,148	372,676
Of which: impaired assets of loans and advances to customers	6.2	14,597	14,657
Of which: loss allowances of loans and advances	6.2	(11,724)	(11,142)
Of which: loss allowances of debt securities		(71)	(52)
During the six months ended June 30, 2022 and the year ended December 31, 2021, there have been no significant reclassifications neither from “Financial assets at amortized cost” to other headings nor from other headings to “Financial assets at amortized cost”.
Loans and advances to customers
The breakdown of the balance under this heading in the accompanying condensed consolidated balance sheets according to the nature of the financial instrument is as follows:

Loans and advances to customers (Millions of Euros)
	June 2022	December 2021
On demand and short notice	3,731	3,161
Credit card debt	16,102	14,030
Trade receivables	20,958	19,524
Finance leases	8,315	7,911
Reverse repurchase agreements	2	23
Other term loans	293,278	268,047
Advances that are not loans	7,723	6,243
Total	350,110	318,939
The heading “Financial assets at amortized cost – Loans and advances to customers” in the accompanying condensed consolidated balance sheets also includes certain secured loans that, pursuant to the Mortgage Market Act, are linked to long-term mortgage covered bonds.